Equity Capital Structure and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Restricted Stock
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2023	20,000	$3.68
Granted	72,500	4.15
Vested	(20,000)	3.68
Forfeited or expired	—	—
Outstanding at December 31, 2024	72,500	$4.15